Derivative financial instruments - Schedule of Fair Values and Notional Amounts of Derivative Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	£ 16,574,438	£ 14,304,441
Derivative assets £m	19,727	24,065
Derivative liabilities £m	16,132	21,676
Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	15,789,986	13,586,375
Derivative assets £m	19,702	24,017
Derivative liabilities £m	15,842	21,321
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	784,452	718,066
Derivative assets £m	25	48
Derivative liabilities £m	290	355
Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	211,772	231,107
Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	211,772	231,107
Derivative assets £m	12	8
Derivative liabilities £m	253	337
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	572,680	486,959
Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	572,680	486,959
Derivative assets £m	13	40
Derivative liabilities £m	37	18
Exchange rate contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	689,215	707,329
Derivative assets £m	7,594	10,247
Derivative liabilities £m	6,454	9,172
Interest rate contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	15,086,291	12,864,265
Derivative assets £m	11,797	13,436
Derivative liabilities £m	8,924	11,644
Credit derivatives | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	5,566	6,103
Derivative assets £m	75	87
Derivative liabilities £m	170	172
Equity, commodity and other contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	8,914	8,678
Derivative assets £m	236	247
Derivative liabilities £m	294	333
Currency swaps | Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	35	43
Derivative assets £m	4	2
Derivative liabilities £m	0	0
Currency swaps | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	1,554	1,963
Derivative assets £m	6	30
Derivative liabilities £m	33	14
Interest rate swaps | Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	211,737	231,064
Derivative assets £m	8	6
Derivative liabilities £m	253	337
Interest rate swaps | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	571,126	484,996
Derivative assets £m	7	10
Derivative liabilities £m	£ 4	£ 4